CUSTOMER DEPOSITS - Textual (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 50,576.0		$ 164,359,451	$ 154,885,224	[2]
Deposits received			20,686,104	$ 17,869,572
Education sector
Disclosure of Customer Deposits [Line Items]
Deposits from customers			525,978
services sector
Disclosure of Customer Deposits [Line Items]
Deposits from customers			6,328,182
Tourism sector
Disclosure of Customer Deposits [Line Items]
Deposits from customers			9,084
others in the sector
Disclosure of Customer Deposits [Line Items]
Deposits from customers			$ 38,064,968

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.